JPMorgan BetaBuilders Emerging Markets Equity ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a
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the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%
Australia — 0.0% ^
Yancoal Australia Ltd. (a)	20,100	78,494
Brazil — 3.4%
Ambev SA	269,418	848,251
Axia Energia SA	65,963	690,060
B3 SA - Brasil Bolsa Balcao	309,732	961,125
Banco Bradesco SA	93,865	295,160
Banco Bradesco SA (Preference)	328,210	1,197,164
Banco BTG Pactual SA	88,779	993,195
Banco do Brasil SA	105,798	443,299
BB Seguridade Participacoes SA	40,301	326,755
Caixa Seguridade Participacoes S/A	32,068	127,787
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	145,473	790,622
Cia Energetica de Minas Gerais	22,401	71,501
Cia Energetica de Minas Gerais (Preference)	117,650	262,262
Cia Paranaense de Energia - Copel	118,048	345,820
CPFL Energia SA	11,605	105,653
Embraer SA	41,608	714,349
Energisa SA	20,444	201,369
Engie Brasil Energia SA	39,023	229,404
Equatorial SA	77,352	589,164
Gerdau SA (Preference)	73,231	362,605
Itau Unibanco Holding SA (Preference)	334,202	2,836,908
Itausa SA	71,433	196,016
Itausa SA (Preference)	392,464	1,073,844
Localiza Rent a Car SA	57,231	426,538
Motiva Infraestrutura de Mobilidade SA	61,563	179,012
Petroleo Brasileiro SA	214,746	2,084,699
Petroleo Brasileiro SA (Preference)	283,414	2,428,153
Porto Seguro SA	11,329	122,807
PRIO SA *	49,695	598,499
Raia Drogasil SA	83,845	307,318
Rede D'Or Sao Luiz SA (a)	91,162	619,898
Rumo SA	69,877	198,776
Suzano SA	41,731	357,119
Telefonica Brasil SA	46,598	301,053
TIM SA	46,934	179,527
Vale SA	222,613	3,352,490
Vibra Energia SA	69,949	496,625
WEG SA	98,243	919,414
		26,234,241
Chile — 0.5%
Banco de Chile	2,858,680	595,595
Banco de Credito e Inversiones SA	5,460	392,873
Banco Santander Chile	3,819,146	332,684
Cencosud SA	81,169	170,667
Empresas Copec SA	26,745	182,663
Enel Americas SA	871,797	82,505

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chile — continued
Enel Chile SA	1,500,059	132,283
Falabella SA	87,430	584,528
Latam Airlines Group SA	21,429,764	570,231
Plaza SA	51,285	207,948
Quinenco SA	17,568	84,273
Sociedad Quimica y Minera de Chile SA (Preference), Class B	8,825	595,136
		3,931,386
China — 22.1%
360 Security Technology, Inc., Class A	32,400	44,820
37 Interactive Entertainment Network Technology Group Co. Ltd.	10,300	30,277
AAC Technologies Holdings, Inc.	45,000	221,120
Accelink Technologies Co. Ltd., Class A *	3,700	88,408
ACM Research Shanghai, Inc., Class A	1,068	42,843
AECC Aero-Engine Control Co. Ltd., Class A	6,100	16,338
AECC Aviation Power Co. Ltd., Class A	12,400	63,615
Agricultural Bank of China Ltd., Class A	749,600	765,924
Agricultural Bank of China Ltd., Class H	1,747,000	1,404,553
Air China Cargo Co. Ltd., Class A	23,400	15,113
Airtac International Group	9,000	364,505
Akeso, Inc. * (a)	35,000	419,360
Alibaba Group Holding Ltd.	1,122,300	17,096,449
Alibaba Health Information Technology Ltd. *	312,000	143,246
Aluminum Corp. of China Ltd., Class A	61,300	87,120
Aluminum Corp. of China Ltd., Class H	214,000	233,023
Amlogic Shanghai Co. Ltd., Class A	1,952	28,139
Angel Yeast Co. Ltd., Class A	4,000	24,839
Anhui Conch Cement Co. Ltd., Class A	18,500	50,839
Anhui Conch Cement Co. Ltd., Class H	73,000	171,996
Anhui Gujing Distillery Co. Ltd., Class A	1,900	26,677
Anhui Gujing Distillery Co. Ltd., Class B	6,900	55,773
Anhui Jianghuai Automobile Group Corp. Ltd., Class A *	10,400	40,445
Anhui Yingjiagongjiu Co. Ltd., Class A	3,500	20,148
Anhui Yingliu Electromechanical Co. Ltd., Class A	3,100	19,646
Anjoy Foods Group Co. Ltd., Class A	1,400	18,614
Anjoy Foods Group Co. Ltd., Class H	2,400	23,098
ANTA Sports Products Ltd.	82,400	829,308
APT Medical, Inc., Class A	651	21,924
Asia - Potash International Investment Guangzhou Co. Ltd., Class A	4,300	32,985
ASR Microelectronics Co. Ltd., Class A *	1,939	26,837
Asymchem Laboratories Tianjin Co. Ltd., Class A	1,500	33,880
Atour Lifestyle Holdings Ltd., ADR	4,746	162,930
Avary Holding Shenzhen Co. Ltd., Class A	9,900	119,421
AVIC Chengdu UAS Co. Ltd., Class A	3,128	18,882
Avicopter plc, Class A	2,500	9,949
BAIC BluePark New Energy Technology Co. Ltd., Class A *	29,500	26,311
BAIC Foton Motor Co. Ltd., Class A *	36,700	17,112
Baidu, Inc., Class A *	130,650	1,809,843

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Baiyin Nonferrous Group Co. Ltd., Class A *	34,364	25,342
Bank of Beijing Co. Ltd., Class A	97,944	75,716
Bank of Changsha Co. Ltd., Class A	18,600	26,251
Bank of Chengdu Co. Ltd., Class A	19,619	53,751
Bank of China Ltd., Class H	4,909,000	3,443,690
Bank of Communications Co. Ltd., Class H	487,000	469,213
Bank of Hangzhou Co. Ltd., Class A	33,600	81,855
Bank of Jiangsu Co. Ltd., Class A	85,000	148,916
Bank of Nanjing Co. Ltd., Class A	57,300	98,690
Bank of Ningbo Co. Ltd., Class A	30,600	144,470
Bank of Shanghai Co. Ltd., Class A	65,800	92,087
Bank of Suzhou Co. Ltd., Class A	20,700	26,045
Baoshan Iron & Steel Co. Ltd., Class A	99,600	90,401
Beijing Enterprises Holdings Ltd.	25,500	102,852
Beijing Enterprises Water Group Ltd.	258,000	75,934
Beijing HyperStrong Technology Co. Ltd., Class A	835	25,226
Beijing Jingneng Power Co. Ltd., Class A	27,700	23,629
Beijing Kingsoft Office Software, Inc., Class A	2,140	85,702
Beijing New Building Materials plc, Class A	7,800	22,277
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	11,100	19,529
Beijing Roborock Technology Co. Ltd., Class A	1,194	19,695
Beijing Shiji Information Technology Co. Ltd., Class A	12,600	15,900
Beijing Shougang Co. Ltd., Class A	21,300	12,262
Beijing Tiantan Biological Products Corp. Ltd., Class A	9,200	17,485
Beijing Tong Ren Tang Co. Ltd., Class A	6,400	24,946
Beijing Tricolor Technology Co. Ltd., Class A	900	12,113
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A *	4,200	19,052
Beijing Yandong Microelectronic Co. Ltd., Class A *	5,028	37,075
Beijing Yanjing Brewery Co. Ltd., Class A	13,100	25,065
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	221,500	168,256
Bestechnic Shanghai Co. Ltd., Class A	1,090	19,952
Bethel Automotive Safety Systems Co. Ltd., Class A	4,200	16,238
Bilibili, Inc., Class Z *	14,940	284,392
Biocytogen Pharmaceuticals Beijing Co. Ltd., Class A *	556	8,802
Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H *	3,500	22,330
Biwin Storage Technology Co. Ltd., Class A	2,163	72,058
Bluestar Adisseo Co., Class A	6,900	8,604
BOC Aviation Ltd. (a)	12,900	127,157
BOC Hong Kong Holdings Ltd.	221,500	1,472,990
BOC International China Co. Ltd., Class A	12,900	22,589
BOE Technology Group Co. Ltd., Class A	168,500	137,078
Bosideng International Holdings Ltd.	296,000	186,534
BYD Co. Ltd., Class A	25,200	357,293
BYD Co. Ltd., Class H	227,400	2,718,531
BYD Electronic International Co. Ltd.	47,500	142,244
C&D International Investment Group Ltd. (b)	58,000	113,672
Caitong Securities Co. Ltd., Class A	21,500	26,660
Cambricon Technologies Corp. Ltd., Class A	2,858	467,210

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Capital Securities Co. Ltd., Class A	7,400	16,043
Cathay Biotech, Inc., Class A	3,343	22,511
CCOOP Group Co. Ltd., Class A *	83,700	17,589
CGN Power Co. Ltd., Class A	77,800	47,565
CGN Power Co. Ltd., Class H (a)	621,000	228,991
Changchun High-Tech Industry Group Co. Ltd.	1,900	22,797
Changjiang Securities Co. Ltd., Class A	25,600	32,598
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,300	19,076
Chengxin Lithium Group Co. Ltd., Class A *	4,200	17,512
Chery Automobile Co. Ltd., Class H (b)	45,800	155,727
Chifeng Jilong Gold Mining Group Ltd., Class A	7,700	45,317
Chifeng Jilong Gold Mining Group Ltd., Class H	12,400	53,010
China Baoan Group Co. Ltd., Class A	12,000	13,977
China CITIC Bank Corp. Ltd., Class A	33,400	38,680
China CITIC Bank Corp. Ltd., Class H	492,000	485,126
China Coal Energy Co. Ltd., Class A	18,700	38,240
China Coal Energy Co. Ltd., Class H	129,000	176,810
China Construction Bank Corp., Class A	98,200	157,752
China Construction Bank Corp., Class H	6,046,000	7,094,533
China CSSC Holdings Ltd., Class A	34,900	181,795
China Eastern Airlines Corp. Ltd., Class A *	79,300	43,905
China Eastern Airlines Corp. Ltd., Class H *	106,000	44,141
China Energy Engineering Corp. Ltd., Class A	162,100	62,410
China Energy Engineering Corp. Ltd., Class H (b)	346,000	48,571
China Everbright Bank Co. Ltd., Class A	215,100	101,008
China Everbright Bank Co. Ltd., Class H	197,000	80,125
China Everbright Environment Group Ltd.	216,000	140,661
China Feihe Ltd. (a)	213,000	89,415
China Film Group Co. Ltd.	8,700	16,073
China First Heavy Industries Co. Ltd., Class A *	31,800	14,540
China Galaxy Securities Co. Ltd., Class A	31,800	59,452
China Galaxy Securities Co. Ltd., Class H	214,500	208,322
China Gas Holdings Ltd.	166,200	129,634
China Gold International Resources Corp. Ltd.	14,700	331,871
China Great Wall Securities Co. Ltd., Class A	18,700	23,011
China Greatwall Technology Group Co. Ltd., Class A *	14,900	30,281
China Hainan Rubber Industry Group Co. Ltd., Class A *	19,800	14,541
China Hongqiao Group Ltd.	236,500	744,186
China International Capital Corp. Ltd., Class A	13,500	70,579
China International Capital Corp. Ltd., Class H (a)	111,600	307,787
China International Marine Containers Group Co. Ltd., Class A *	10,700	13,725
China International Marine Containers Group Co. Ltd., Class H	42,600	41,138
China Jushi Co. Ltd., Class A	18,600	103,895
China Life Insurance Co. Ltd., Class H	460,000	1,712,553
China Literature Ltd. * (a)	25,000	64,563
China Longyuan Power Group Corp. Ltd., Class H	196,000	144,209
China Medical System Holdings Ltd.	79,000	120,378
China Mengniu Dairy Co. Ltd.	182,000	439,135

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Merchants Bank Co. Ltd., Class A	95,600	560,769
China Merchants Bank Co. Ltd., Class H	163,000	1,057,557
China Merchants Energy Shipping Co. Ltd., Class A	37,200	92,498
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	31,600	47,308
China Merchants Port Holdings Co. Ltd.	72,000	140,607
China Merchants Securities Co. Ltd., Class A	34,400	89,527
China Merchants Securities Co. Ltd., Class H (a)	28,000	52,093
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	38,600	39,747
China Minsheng Banking Corp. Ltd., Class A	164,300	88,075
China Minsheng Banking Corp. Ltd., Class H	429,500	198,730
China National Medicines Corp. Ltd., Class A	3,500	14,667
China National Nuclear Power Co. Ltd., Class A	95,300	127,802
China National Software & Service Co. Ltd., Class A *	4,400	21,464
China Nonferrous Mining Corp. Ltd.	81,000	152,853
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	16,800	98,876
China Oilfield Services Ltd., Class A	8,600	16,109
China Oilfield Services Ltd., Class H	112,000	101,576
China Overseas Land & Investment Ltd.	229,500	394,735
China Pacific Insurance Group Co. Ltd., Class A	31,700	151,568
China Pacific Insurance Group Co. Ltd., Class H	158,200	617,466
China Petroleum & Chemical Corp., Class A	186,500	145,577
China Petroleum & Chemical Corp., Class H	1,382,000	781,005
China Power International Development Ltd.	267,000	96,629
China Railway Construction Heavy Industry Corp. Ltd., Class A	23,070	14,683
China Railway Group Ltd., Class A	95,200	64,931
China Railway Group Ltd., Class H	237,000	109,113
China Railway Signal & Communication Corp. Ltd., Class A	31,430	23,762
China Railway Signal & Communication Corp. Ltd., Class H (a)	100,000	42,897
China Rare Earth Resources And Technology Co. Ltd., Class A	4,900	34,721
China Resources Beer Holdings Co. Ltd.	96,500	291,158
China Resources Gas Group Ltd.	54,000	115,197
China Resources Land Ltd.	178,000	753,050
China Resources Microelectronics Ltd., Class A	6,232	50,009
China Resources Mixc Lifestyle Services Ltd. (a)	42,200	214,631
China Resources Pharmaceutical Group Ltd. (a)	114,500	70,856
China Resources Power Holdings Co. Ltd. (b)	122,000	300,569
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	7,700	29,451
China Shenhua Energy Co. Ltd., Class A	35,100	237,217
China Shenhua Energy Co. Ltd., Class H	208,500	1,155,064
China Southern Airlines Co. Ltd., Class A *	50,000	38,871
China Southern Airlines Co. Ltd., Class H *	106,000	47,347
China Southern Power Grid Energy Storage Co. Ltd., Class A	12,400	23,638
China Suntien Green Energy Corp. Ltd., Class H	89,000	37,381
China Taiping Insurance Holdings Co. Ltd.	86,000	241,288
China Three Gorges Renewables Group Co. Ltd., Class A	132,600	76,590
China Tourism Group Duty Free Corp. Ltd., Class A	9,000	77,414
China Tourism Group Duty Free Corp. Ltd., Class H (a)	6,600	45,271
China Tower Corp. Ltd., Class H (a)	261,500	334,280

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Tungsten And Hightech Materials Co. Ltd., Class A	10,600	77,654
China Vanke Co. Ltd., Class A *	45,100	22,320
China Vanke Co. Ltd., Class H *	129,500	40,980
China XD Electric Co. Ltd., Class A	23,800	47,018
China Yangtze Power Co. Ltd., Class A	113,400	488,535
China Zhenhua Group Science & Technology Co. Ltd., Class A	2,600	15,758
China Zheshang Bank Co. Ltd., Class A	99,800	44,783
China Zheshang Bank Co. Ltd., Class H	155,000	47,255
Chongqing Afari Technology Co. Ltd., Class A *	21,000	25,892
Chongqing Brewery Co. Ltd., Class A	2,200	15,151
Chongqing Changan Automobile Co. Ltd., Class A	38,400	44,761
Chongqing Changan Automobile Co. Ltd., Class B	84,100	38,386
Chongqing Rural Commercial Bank Co. Ltd., Class A	41,000	41,022
Chongqing Rural Commercial Bank Co. Ltd., Class H	134,000	112,162
Chow Tai Fook Jewellery Group Ltd.	98,200	154,661
Chuangxin Industries Holdings Ltd.	20,000	42,573
CICT Mobile Communication Technology Co. Ltd., Class A *	15,844	27,715
CIG Shanghai Co. Ltd., Class A	1,300	25,051
CIG Shanghai Co. Ltd., Class H	4,200	35,341
Cinda Securities Co. Ltd., Class A	10,800	26,505
CITIC Ltd.	306,000	481,652
CITIC Metal Co. Ltd., Class A	22,700	39,947
Citic Pacific Special Steel Group Co. Ltd., Class A	12,800	28,362
CITIC Securities Co. Ltd., Class A	56,500	237,655
CITIC Securities Co. Ltd., Class H	81,000	282,762
CMOC Group Ltd., Class A	80,900	233,550
CMOC Group Ltd., Class H	213,000	459,063
CNOOC Energy Technology & Services Ltd., Class A	28,900	16,708
CNPC Capital Co. Ltd., Class A	40,600	43,216
COFCO Capital Holdings Co. Ltd., Class A	10,500	14,401
COFCO Sugar Holding Co. Ltd., Class A	9,900	18,400
Contemporary Amperex Technology Co. Ltd., Class H	12,600	997,476
COSCO SHIPPING Development Co. Ltd., Class A	45,200	16,509
COSCO SHIPPING Development Co. Ltd., Class H	202,000	23,987
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	19,300	48,218
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	74,000	131,253
COSCO SHIPPING Holdings Co. Ltd., Class A	58,500	135,250
COSCO SHIPPING Holdings Co. Ltd., Class H	147,000	295,723
CSC Financial Co. Ltd., Class A	16,100	61,457
CSI Solar Co. Ltd., Class A	16,884	26,236
CSPC Pharmaceutical Group Ltd.	486,000	531,643
Dajin Heavy Industry Co. Ltd., Class A	3,000	17,521
Daqin Railway Co. Ltd., Class A	93,400	68,745
DaShenLin Pharmaceutical Group Co. Ltd., Class A	5,300	14,796
Datang International Power Generation Co. Ltd., Class A	52,100	45,605
Datang International Power Generation Co. Ltd., Class H (b)	176,000	56,628
Dazhong Mining Co. Ltd.	7,100	27,196
Delton Technology Guangzhou, Inc., Class A	2,000	42,052

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Delton Technology Guangzhou, Inc., Class H	1,500	18,999
DHC Software Co. Ltd., Class A	14,900	15,966
Dong-E-E-Jiao Co. Ltd., Class A	3,000	24,267
Dongfang Electric Corp. Ltd., Class A	14,100	52,444
Dongfang Electric Corp. Ltd., Class H	25,200	69,073
Dongxing Securities Co. Ltd., Class A	15,000	30,700
Dosilicon Co. Ltd., Class A *	2,050	30,884
Eastern Air Logistics Co. Ltd., Class A	7,400	18,690
Eastroc Beverage Group Co. Ltd., Class A	3,175	63,881
Eastroc Beverage Group Co. Ltd., Class H	2,100	33,472
Ecovacs Robotics Co. Ltd., Class A	2,700	24,270
ENN Energy Holdings Ltd.	45,500	272,269
ENN Natural Gas Co. Ltd., Class A	14,200	37,425
Everbright Securities Co. Ltd., Class A	18,100	39,658
Everdisplay Optronics Shanghai Co. Ltd., Class A *	64,218	23,025
Far East Horizon Ltd.	105,000	92,218
FAW Jiefang Group Co. Ltd.	16,700	16,060
Fiberhome Telecommunication Technologies Co. Ltd., Class A	6,300	30,699
Flat Glass Group Co. Ltd., Class A	8,800	13,129
Flat Glass Group Co. Ltd., Class H	26,000	23,078
Focus Media Information Technology Co. Ltd., Class A	66,900	55,688
Foshan Haitian Flavouring & Food Co. Ltd., Class A	24,060	136,756
Foshan Haitian Flavouring & Food Co. Ltd., Class H	6,600	27,641
Fosun International Ltd. *	135,500	82,148
Founder Securities Co. Ltd., Class A	38,200	40,165
Founder Technology Group Corp., Class A *	19,800	26,859
Foxconn Industrial Internet Co. Ltd., Class A	50,300	421,979
FSPG Hi-Tech Co. Ltd., Class A	10,900	19,482
Fujian Sunner Development Co. Ltd., Class A	5,800	14,350
Full Truck Alliance Co. Ltd., ADR	52,519	498,405
Fuyao Glass Industry Group Co. Ltd., Class A	9,300	82,122
Fuyao Glass Industry Group Co. Ltd., Class H (a)	35,600	269,200
GalaxyCore, Inc., Class A *	10,927	24,093
Gan & Lee Pharmaceuticals Co. Ltd., Class A	2,800	28,496
Ganfeng Lithium Group Co. Ltd. (a)	28,600	134,354
Ganfeng Lithium Group Co. Ltd., Class A	7,500	55,186
GCL Technology Holdings Ltd. *	1,707,000	132,780
GD Power Development Co. Ltd., Class A	82,700	62,234
GDS Holdings Ltd., Class A *	69,000	280,771
Geely Automobile Holdings Ltd.	387,000	977,073
GEM Co. Ltd., Class A	23,800	23,589
Genscript Biotech Corp. *	74,000	170,224
GF Securities Co. Ltd., Class A	27,400	86,561
GF Securities Co. Ltd., Class H	72,000	157,007
Giant Biogene Holding Co. Ltd. (a)	29,800	117,059
Giant Network Group Co. Ltd., Class A	8,800	38,224
GigaDevice Semiconductor, Inc., Class A	3,100	173,101
GigaDevice Semiconductor, Inc., Class H	1,200	69,408

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
GoerTek, Inc., Class A	16,500	56,510
Goldwind Science & Technology Co. Ltd., Class A	16,000	43,460
Goldwind Science & Technology Co. Ltd., Class H	45,600	56,622
Goneo Group Co. Ltd., Class A	4,700	29,031
Gotion High-tech Co. Ltd., Class A	8,400	35,494
Grace Fabric Technology Co. Ltd., Class A	2,200	41,683
Great Wall Motor Co. Ltd., Class A	13,900	34,594
Great Wall Motor Co. Ltd., Class H	143,500	166,146
Gree Electric Appliances, Inc. of Zhuhai, Class A	26,100	163,486
Greenland Holdings Corp. Ltd., Class A *	59,900	11,523
GRG Banking Equipment Co. Ltd., Class A	11,500	17,422
Guangdong Electric Power Development Co. Ltd., Class A	12,700	10,535
Guangdong Haid Group Co. Ltd., Class A	7,600	55,683
Guangdong HEC Technology Holding Co. Ltd., Class A *	14,000	58,862
Guangdong Investment Ltd.	168,000	181,303
Guanghui Energy Co. Ltd., Class A	29,600	23,973
Guangxi Guiguan Electric Power Co. Ltd., Class A	14,100	22,593
Guangzhou Automobile Group Co. Ltd., Class A *	19,600	16,019
Guangzhou Automobile Group Co. Ltd., Class H *	132,000	39,567
Guangzhou Baiyun International Airport Co. Ltd., Class A	11,923	14,003
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	6,500	21,445
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	14,000	28,479
Guangzhou Development Group, Inc., Class A	15,400	14,592
Guangzhou Haige Communications Group, Inc. Co., Class A	11,500	16,971
Guangzhou Port Co. Ltd., Class A	21,000	9,666
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	3,200	21,406
Guangzhou Tinci Materials Technology Co. Ltd., Class A	9,400	49,661
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	19,500	22,643
Guming Holdings Ltd.	39,200	116,872
Guobo Electronics Co. Ltd., Class A	1,786	19,119
Guocheng Mining Co. Ltd., Class A	5,000	20,620
Guolian Minsheng Securities Co. Ltd., Class A	24,300	32,412
Guosen Securities Co. Ltd., Class A	47,500	72,511
Guotai Haitong Securities Co. Ltd., Class A	65,406	177,586
Guotai Haitong Securities Co. Ltd., Class H (a)	153,456	292,391
Guoyuan Securities Co. Ltd., Class A	20,200	21,954
H World Group Ltd.	114,000	484,309
Haidilao International Holding Ltd. (a)	94,000	142,221
Haier Smart Home Co. Ltd., Class A	29,255	100,357
Haier Smart Home Co. Ltd., Class H	143,200	412,822
Hainan Airport Infrastructure Co. Ltd., Class A	52,900	22,952
Haisco Pharmaceutical Group Co. Ltd., Class A	4,100	37,889
Haitian International Holdings Ltd.	65,000	172,354
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	14,400	19,794
Hangzhou First Applied Material Co. Ltd., Class A	12,100	26,261
Hangzhou Lion Microelectronics Co. Ltd., Class A	3,100	16,962
Hangzhou Oxygen Plant Group Co. Ltd.	4,600	15,662
Hangzhou Silan Microelectronics Co. Ltd., Class A	7,700	32,131

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Han's Laser Technology Industry Group Co. Ltd., Class A	4,800	60,111
Hansoh Pharmaceutical Group Co. Ltd. (a)	76,000	311,182
Haohua Chemical Science & Technology Co. Ltd.	6,000	35,449
Hebei Sinopack Electronic Technology Co. Ltd., Class A	2,100	29,338
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	5,900	33,835
Heilongjiang Agriculture Co. Ltd., Class A	8,200	14,998
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	10,400	40,182
Henan Shijia Photons Technology Co. Ltd., Class A	2,095	27,927
Henan Shuanghui Investment & Development Co. Ltd., Class A	15,800	60,794
Hengan International Group Co. Ltd.	40,000	126,183
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	7,500	23,069
Hengli Petrochemical Co. Ltd., Class A	23,100	57,107
Hengtong Optic-electric Co. Ltd., Class A	11,400	79,894
Hengyi Petrochemical Co. Ltd., Class A	17,700	42,176
Hgtech Co. Ltd., Class A	4,700	66,101
Hisense Home Appliances Group Co. Ltd.	17,000	50,963
Hisense Home Appliances Group Co. Ltd., Class A	4,300	17,442
Hisense Visual Technology Co. Ltd., Class A	6,100	24,534
HLA Group Corp. Ltd.	22,300	20,797
Hongta Securities Co. Ltd., Class A	14,000	14,753
Horizon Robotics * (b)	669,000	444,046
Hoshine Silicon Industry Co. Ltd., Class A	4,300	21,305
Hua Hong Grace Semiconductor Ltd. * (a)	44,000	717,071
Huaan Securities Co. Ltd., Class A	23,300	26,330
Huadian Energy Co. Ltd., Class A *	16,200	13,459
Huadian Power International Corp. Ltd., Class A	45,200	32,200
Huadian Power International Corp. Ltd., Class H	100,000	53,020
Huadong Medicine Co. Ltd., Class A	8,100	34,940
Huafon Chemical Co. Ltd., Class A	23,000	37,359
Huaibei Mining Holdings Co. Ltd., Class A	12,500	27,971
Hualan Biological Engineering, Inc., Class A	8,500	16,918
Huaneng Lancang River Hydropower, Inc., Class A	38,000	56,951
Huaneng Power International, Inc., Class A	51,000	54,286
Huaneng Power International, Inc., Class H	262,000	201,350
Huaqin Co. Ltd., Class A	6,100	73,331
Huatai Securities Co. Ltd., Class A	34,100	99,005
Huatai Securities Co. Ltd., Class H (a)	80,600	173,750
Huaxi Securities Co. Ltd., Class A	12,200	15,179
Huaxia Bank Co. Ltd., Class A	70,800	73,081
Huaxin Building Materials Group Co. Ltd., Class A	6,200	20,476
Huaxin Building Materials Group Co. Ltd., Class H	17,300	32,743
Huayu Automotive Systems Co. Ltd., Class A	14,600	36,425
Hubei Energy Group Co. Ltd., Class A	21,000	14,674
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,300	17,092
Hubei Xingfa Chemicals Group Co. Ltd., Class A	5,600	23,905
Huizhou Desay Sv Automotive Co. Ltd., Class A	2,800	38,279
Hunan Valin Steel Co. Ltd., Class A	32,000	18,647
Hundsun Technologies, Inc., Class A	8,800	29,869

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Hwatsing Technology Co. Ltd., Class A	2,293	87,188
Hygon Information Technology Co. Ltd., Class A	10,825	443,845
IEIT Systems Co. Ltd., Class A	6,800	72,012
Iflytek Co. Ltd., Class A	11,100	69,286
Industrial & Commercial Bank of China Ltd., Class A	533,100	630,668
Industrial & Commercial Bank of China Ltd., Class H	4,666,000	4,463,438
Industrial Bank Co. Ltd., Class A	98,100	274,580
Industrial Securities Co. Ltd., Class A	40,000	35,785
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	210,400	69,496
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	10,400	41,539
Inner Mongolia ERDOS Resources Co. Ltd., Class A	7,100	13,368
Inner Mongolia ERDOS Resources Co. Ltd., Class B	25,800	30,249
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	37,000	25,942
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	36,300	26,503
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	8,200	38,738
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	29,500	118,279
Inner Mongolia Yitai Coal Co. Ltd., Class B	55,900	160,936
Innovent Biologics, Inc. * (a)	96,500	1,065,572
iRay Group	1,366	16,990
J&T Global Express Ltd. *	362,400	466,181
JA Solar Technology Co. Ltd., Class A *	15,400	17,118
Jason Furniture Hangzhou Co. Ltd., Class A	3,800	14,168
JCET Group Co. Ltd., Class A	8,300	80,511
JCHX Mining Management Co. Ltd., Class A	2,900	31,930
JD Health International, Inc. * (a)	63,100	317,533
JD Logistics, Inc. * (a)	136,100	260,978
JD.com, Inc., Class A	147,550	2,427,194
Jiangsu Eastern Shenghong Co. Ltd., Class A *	30,600	53,284
Jiangsu Etern Co. Ltd., Class A	6,800	32,149
Jiangsu Expressway Co. Ltd., Class A	7,300	13,168
Jiangsu Expressway Co. Ltd., Class H	68,000	84,100
Jiangsu Financial Leasing Co. Ltd., Class A	26,800	25,957
Jiangsu Guoxin Corp. Ltd., Class A	9,100	9,988
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,200	99,616
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	29,600	236,925
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H	12,800	93,296
Jiangsu King's Luck Brewery JSC Ltd., Class A	5,800	24,652
Jiangsu Lettall Electronic Co. Ltd., Class A	1,680	23,778
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	4,700	15,391
Jiangsu Pacific Quartz Co. Ltd., Class A	2,500	15,519
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	10,700	15,871
Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	3,200	18,267
Jiangsu Xukuang Energy Co. Ltd., Class A	14,900	9,687
Jiangsu Yanghe Distillery Co. Ltd., Class A	7,000	44,448
Jiangsu Yangnong Chemical Co. Ltd., Class A	1,900	15,916
Jiangsu Yoke Technology Co. Ltd., Class A	2,200	43,572
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	4,600	19,137
Jiangsu Zhongtian Technology Co. Ltd., Class A	15,800	66,471

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Jiangxi Copper Co. Ltd., Class A	7,700	49,496
Jiangxi Copper Co. Ltd., Class H	62,000	278,963
Jinduicheng Molybdenum Co. Ltd., Class A	14,000	43,418
Jinko Solar Co. Ltd., Class A *	47,592	30,531
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	7,800	18,991
Jointown Pharmaceutical Group Co. Ltd., Class A	23,391	17,833
Juneyao Airlines Co. Ltd., Class A	10,100	16,574
Kanzhun Ltd.	38,600	310,574
KE Holdings, Inc., Class A	118,800	666,337
Keboda Technology Co. Ltd., Class A	1,400	8,779
Kingboard Holdings Ltd.	37,000	185,037
Kingdee International Software Group Co. Ltd. *	174,000	186,997
Kingfa Sci & Tech Co. Ltd., Class A	12,200	27,918
Kingnet Network Co. Ltd., Class A	10,000	25,418
Kingsoft Corp. Ltd.	60,600	207,908
Kuaishou Technology (a)	174,700	972,929
Kuang-Chi Technologies Co. Ltd., Class A	10,000	45,725
Kunlun Energy Co. Ltd.	236,000	218,258
Kweichow Moutai Co. Ltd., Class A	5,800	1,160,094
Laopu Gold Co. Ltd., Class H (b)	3,000	123,387
LB Group Co. Ltd., Class A	11,100	26,880
Lenovo Group Ltd.	324,000	990,854
Levima Advanced Materials Corp., Class A	4,000	11,108
Li Auto, Inc., Class A *	69,200	471,297
Li Ning Co. Ltd.	134,500	259,830
Liaoning Port Co. Ltd., Class A	79,600	17,787
Lingyi iTech Guangdong Co., Class A	33,900	62,035
Livzon Pharmaceutical Group, Inc., Class A	2,700	12,443
Livzon Pharmaceutical Group, Inc., Class H	8,300	27,488
Longfor Group Holdings Ltd. (a) (b)	136,000	119,020
LONGi Green Energy Technology Co. Ltd., Class A *	35,100	67,478
Loongson Technology Corp. Ltd., Class A *	1,745	27,468
Luxshare Precision Industry Co. Ltd., Class A	33,600	286,125
Luzhou Laojiao Co. Ltd., Class A	6,800	91,484
Mao Geping Cosmetics Co. Ltd., Class H	8,600	64,425
Meihua Holdings Group Co. Ltd., Class A	13,000	15,630
Meituan * (a)	335,000	3,955,170
Metallurgical Corp. of China Ltd., Class A *	82,700	33,284
Metallurgical Corp. of China Ltd., Class H *	177,000	33,873
Midea Group Co. Ltd., Class A	32,155	417,048
Midea Group Co. Ltd., Class H	30,600	387,695
Ming Yang Smart Energy Group Ltd., Class A	10,500	17,303
MINISO Group Holding Ltd.	27,200	88,812
Minmetals Capital Co. Ltd., Class A	20,800	15,464
Mixue Group, Class H *	2,700	78,119
MMG Ltd. *	244,000	261,860
Montage Technology Co. Ltd., Class A	5,274	159,746
Montage Technology Co. Ltd., Class H	2,700	91,571

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Muyuan Foods Group Co. Ltd., Class A	25,300	147,099
Muyuan Foods Group Co. Ltd., Class H	16,700	70,527
Nanjing Iron & Steel Co. Ltd., Class A	28,600	21,284
Nanjing Securities Co. Ltd., Class A	20,400	20,667
NARI Technology Co. Ltd., Class A	37,180	133,917
National Silicon Industry Group Co. Ltd., Class A *	15,317	53,182
NAURA Technology Group Co. Ltd., Class A	3,345	339,582
NavInfo Co. Ltd., Class A *	11,000	10,876
NetEase, Inc.	108,900	2,897,417
New China Life Insurance Co. Ltd., Class A	9,700	90,526
New China Life Insurance Co. Ltd., Class H	60,100	370,597
New Hope Liuhe Co. Ltd., Class A *	21,100	21,864
New Oriental Education & Technology Group, Inc.	88,200	517,232
Neway Valve Suzhou Co. Ltd., Class A	3,600	24,320
Nexchip Semiconductor Corp., Class A *	9,297	51,054
Ningbo Deye Technology Corp., Class A	5,846	70,864
Ningbo Joyson Electronic Corp., Class A	6,500	19,795
Ningbo Joyson Electronic Corp., Class H	9,500	16,128
Ningbo Orient Wires & Cables Co. Ltd., Class A	3,800	23,142
Ningbo Sanxing Medical Electric Co. Ltd., Class A	6,500	15,955
Ningbo Tuopu Group Co. Ltd., Class A	8,030	55,374
Ningbo Zhoushan Port Co. Ltd., Class A	46,900	24,157
Ningxia Baofeng Energy Group Co. Ltd., Class A	33,500	115,271
NIO, Inc., Class A *	109,360	536,612
Nongfu Spring Co. Ltd., Class H (a)	110,800	617,046
Offshore Oil Engineering Co. Ltd., Class A	20,500	17,352
OFILM Group Co. Ltd., Class A *	15,600	16,667
OmniVision Integrated Circuits Group, Inc.	5,600	73,409
OmniVision Integrated Circuits Group, Inc., Class H	2,200	21,398
Oppein Home Group, Inc., Class A	2,400	12,364
Orbbec, Inc., Class A *	1,859	25,775
Orient Securities Co. Ltd., Class A	34,600	47,068
Orient Securities Co. Ltd., Class H (a)	57,600	42,024
Oriental Pearl Group Co. Ltd., Class A	15,600	18,997
Pacific Securities Co. Ltd., Class A *	31,600	16,195
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A *	43,100	19,660
Pantum Technology Co. Ltd. *	6,600	16,612
PDD Holdings, Inc., ADR *	46,931	4,156,209
People's Insurance Co. Group of China Ltd. (The), Class H	513,000	356,634
Perfect World Co. Ltd., Class A	9,000	14,605
PetroChina Co. Ltd., Class H	1,304,000	1,659,288
PICC Property & Casualty Co. Ltd., Class H	406,000	847,341
Ping An Bank Co. Ltd., Class A	89,900	154,814
Ping An Insurance Group Co. of China Ltd., Class A	49,400	400,984
Ping An Insurance Group Co. of China Ltd., Class H	373,000	2,786,599
Piotech, Inc., Class A	1,223	120,219
Poly Developments and Holdings Group Co. Ltd., Class A	55,500	43,395
Pop Mart International Group Ltd. (a) (b)	40,000	830,064

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Postal Savings Bank of China Co. Ltd., Class H (a)	723,000	468,282
Power Construction Corp. of China Ltd., Class A	79,800	57,755
Proya Cosmetics Co. Ltd., Class A	1,800	16,333
Qingdao Port International Co. Ltd., Class A	11,700	15,645
Qingdao Port International Co. Ltd., Class H (a)	50,000	45,331
Qinghai Salt Lake Industry Co. Ltd., Class A *	24,500	98,839
QuantumCTek Co. Ltd., Class A	453	25,767
Quzhou Xin'an Development Co. Ltd., Class A *	39,400	16,734
Raytron Technology Co. Ltd., Class A	2,158	45,128
Remegen Co. Ltd., Class A *	1,644	27,476
Remegen Co. Ltd., Class H * (a)	11,500	119,838
Rockchip Electronics Co. Ltd.	1,900	52,901
Rongsheng Petrochemical Co. Ltd., Class A	41,400	75,781
Ruyi Film Entertainment Co. Ltd., Class A *	9,800	12,608
SAIC Motor Corp. Ltd., Class A *	38,400	64,364
Sailun Group Co. Ltd., Class A	15,200	31,867
Sanan Optoelectronics Co. Ltd., Class A *	23,100	41,869
Sany Heavy Industry Co. Ltd., Class A	39,300	119,597
Sany Heavy Industry Co. Ltd., Class H	41,000	110,256
Sany Renewable Energy Co. Ltd., Class A	5,320	11,972
Satellite Chemical Co. Ltd., Class A	15,600	58,450
SDIC Capital Co. Ltd., Class A	29,800	28,776
SDIC Power Holdings Co. Ltd., Class A	37,100	83,788
Seazen Holdings Co. Ltd., Class A *	10,500	17,464
Seres Group Co. Ltd., Class A	7,600	70,122
Seres Group Co. Ltd., Class H	4,500	27,497
SF Holding Co. Ltd., Class A	22,300	115,605
SF Holding Co. Ltd., Class H	14,800	63,810
Shaanxi Coal Industry Co. Ltd., Class A	44,900	164,681
Shaanxi Energy Investment Co. Ltd., Class A	15,500	23,995
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	16,700	21,319
Shandong Gold Mining Co. Ltd., Class A	16,800	70,326
Shandong Gold Mining Co. Ltd., Class H (a)	61,500	158,751
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	5,400	41,771
Shandong Hi-speed Co. Ltd., Class A	9,900	16,634
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	12,740	40,659
Shandong Nanshan Aluminum Co. Ltd., Class A	53,200	37,225
Shandong Sun Paper Industry JSC Ltd., Class A	13,000	28,030
Shanghai Aiko Solar Energy Co. Ltd., Class A *	9,800	17,918
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	2,085	34,344
Shanghai Baosight Software Co. Ltd., Class A	10,020	27,592
Shanghai Baosight Software Co. Ltd., Class B	44,700	39,883
Shanghai Biren Technology Co. Ltd., Class H *	16,200	64,013
Shanghai Construction Group Co. Ltd., Class A	41,200	14,449
Shanghai Electric Group Co. Ltd., Class A	58,600	59,851
Shanghai Electric Group Co. Ltd., Class H	162,000	66,405
Shanghai Electric Power Co. Ltd., Class A	13,100	28,065
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	9,800	33,700

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	29,500	61,876
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	1,860	28,853
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	2,500	18,009
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	16,000	48,765
Shanghai International Airport Co. Ltd., Class A	11,500	42,026
Shanghai International Port Group Co. Ltd., Class A	43,200	33,835
Shanghai Jinjiang International Hotels Co. Ltd., Class A	4,200	12,105
Shanghai Junshi Biosciences Co. Ltd., Class A *	3,552	19,187
Shanghai Junshi Biosciences Co. Ltd., Class H * (a)	12,000	27,972
Shanghai Lingang Holdings Corp. Ltd., Class A	11,100	14,724
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	10,500	12,479
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	68,000	26,235
Shanghai M&G Stationery, Inc., Class A	4,300	14,915
Shanghai Moons' Electric Co. Ltd., Class A	1,900	13,901
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	10,500	26,223
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	37,500	57,521
Shanghai Pudong Development Bank Co. Ltd., Class A	154,400	217,454
Shanghai Putailai New Energy Technology Group Co. Ltd.	9,900	34,889
Shanghai RAAS Blood Products Co. Ltd., Class A	30,800	23,623
Shanghai Rural Commercial Bank Co. Ltd., Class A	44,700	56,858
Shanghai Stonehill Technology Co. Ltd., Class A	26,500	26,526
Shanghai United Imaging Healthcare Co. Ltd., Class A	3,819	65,343
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,200	34,252
Shanjin International Gold Co. Ltd., Class A	12,900	44,639
Shanxi Coal International Energy Group Co. Ltd., Class A	9,200	17,208
Shanxi Coking Coal Energy Group Co. Ltd., Class A	26,300	25,319
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	13,900	31,085
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,700	107,270
Shenergy Co. Ltd., Class A	22,700	28,721
Shengyi Electronics Co. Ltd., Class A	3,701	51,723
Shengyi Technology Co. Ltd., Class A	11,300	176,565
Shennan Circuits Co. Ltd., Class A	3,150	143,576
Shenwan Hongyuan Group Co. Ltd., Class A	104,400	72,475
Shenwan Hongyuan Group Co. Ltd., Class H (a)	116,000	38,065
Shenzhen Energy Group Co. Ltd., Class A	18,500	17,791
Shenzhen Envicool Technology Co. Ltd., Class A	5,740	40,262
Shenzhen Goodix Technology Co. Ltd., Class A	2,200	17,061
Shenzhen H&T Intelligent Control Co. Ltd., Class A	4,300	12,778
Shenzhen Huaqiang Industry Co. Ltd., Class A	4,800	15,471
Shenzhen JPT Opto-Electronics Co. Ltd., Class A	440	18,060
Shenzhen Kaifa Technology Co. Ltd., Class A	7,200	39,614
Shenzhen Kedali Industry Co. Ltd., Class A	1,300	34,982
Shenzhen Kinwong Electronic Co. Ltd., Class A	4,600	49,468
Shenzhen Megmeet Electrical Co. Ltd., Class A	2,700	42,635
Shenzhen MTC Co. Ltd., Class A	21,000	23,034
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	5,200	25,640
Shenzhen Techwinsemi Technology Co. Ltd., Class A	1,100	62,939
Shenzhen Transsion Holdings Co. Ltd., Class A	5,335	50,789

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Shenzhen Xunce Technology Co. Ltd., Class H *	5,300	70,617
Shenzhou International Group Holdings Ltd.	49,000	278,483
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	7,400	14,549
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	7,700	19,266
SICC Co. Ltd., Class A *	1,991	25,474
Sichuan Biokin Pharmaceutical Co. Ltd., Class A *	1,199	52,910
Sichuan Changhong Electric Co. Ltd., Class A *	21,400	21,980
Sichuan Chuantou Energy Co. Ltd., Class A	22,600	52,915
Sichuan Hongda Co. Ltd., Class A *	12,200	22,654
Sichuan Huafeng Technology Co. Ltd., Class A *	2,136	43,446
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	7,400	47,689
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H *	2,000	122,971
Sichuan New Energy Power Co. Ltd.	8,600	15,576
Sichuan Road and Bridge Group Co. Ltd., Class A	36,100	48,213
Sieyuan Electric Co. Ltd., Class A	3,600	83,382
Sinolink Securities Co. Ltd., Class A	17,200	22,258
Sinoma International Engineering Co., Class A	12,200	14,386
Sinoma Science & Technology Co. Ltd., Class A	7,800	49,724
Sinomach Heavy Equipment Group Co. Ltd., Class A *	33,400	16,449
Sinomine Resource Group Co. Ltd., Class A	3,400	23,666
Sinopec Oilfield Service Corp., Class A *	44,400	14,730
Sinopec Shanghai Petrochemical Co. Ltd., Class A *	29,000	12,257
Sinopec Shanghai Petrochemical Co. Ltd., Class H *	176,000	25,403
Sinopharm Group Co. Ltd., Class H	82,800	183,617
Sinotrans Ltd., Class A	16,200	15,700
Sinotrans Ltd., Class H	95,000	57,156
Sinotruk Hong Kong Ltd.	49,500	256,560
Skshu Paint Co. Ltd., Class A	4,100	14,205
Skyverse Technology Co. Ltd., Class A *	1,623	83,134
Smartsens Technology Shanghai Co. Ltd., Class A	1,862	25,338
Smoore International Holdings Ltd. (a)	114,000	133,818
SooChow Securities Co. Ltd., Class A	23,200	27,878
Southwest Securities Co. Ltd., Class A	30,800	19,063
SPIC Industry-Finance Holdings Co. Ltd., Class A	31,100	25,314
Spring Airlines Co. Ltd., Class A	4,500	31,358
StarPower Semiconductor Ltd., Class A	1,140	13,546
State Grid Yingda Co. Ltd., Class A	17,700	13,382
Sunny Optical Technology Group Co. Ltd.	43,400	310,187
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	2,615	15,791
SUPCON Technology Co. Ltd., Class A	3,642	50,124
Suzhou Centec Communications Co. Ltd., Class A *	1,900	95,664
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A *	8,500	215,552
Suzhou Everbright Photonics Co. Ltd., Class A *	817	27,364
Swancor Advanced Materials Co. Ltd., Class A *	1,022	23,801
TAL Education Group, ADR *	28,309	353,863
Talkweb Information System Co. Ltd., Class A *	5,800	22,241
Tasly Pharmaceutical Group Co. Ltd., Class A	7,000	16,711
TBEA Co. Ltd., Class A	23,400	72,563

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
TCL Technology Group Corp., Class A	96,400	67,452
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A *	18,700	24,387
Tencent Holdings Ltd.	377,900	23,090,818
Tencent Music Entertainment Group, Class A	73,500	353,628
Tianfeng Securities Co. Ltd., Class A *	47,000	25,835
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd.	2,600	14,747
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class S	12,400	34,603
Tianneng Battery Group Co. Ltd., Class A	2,042	6,830
Tianqi Lithium Corp., Class A *	6,800	45,696
Tianqi Lithium Corp., Class H *	13,200	56,227
Tianshan Aluminum Group Co. Ltd., Class A	21,600	42,274
TianShan Material Co. Ltd. *	21,100	11,964
Tianshui Huatian Technology Co. Ltd., Class A	15,100	34,590
Tingyi Cayman Islands Holding Corp.	114,000	172,654
Tongcheng Travel Holdings Ltd. (a)	79,600	144,910
TongFu Microelectronics Co. Ltd., Class A	7,000	58,785
Tongkun Group Co. Ltd., Class A	11,000	36,470
Tongling Nonferrous Metals Group Co. Ltd., Class A	62,100	57,301
Tongwei Co. Ltd., Class A *	20,900	36,140
Trina Solar Co. Ltd., Class A *	10,856	21,831
Trip.com Group Ltd. *	34,300	1,606,972
Tsinghua Tongfang Co. Ltd., Class A	15,500	16,313
Tsingtao Brewery Co. Ltd.	38,000	225,922
Tsingtao Brewery Co. Ltd., Class A	3,300	27,367
UBTech Robotics Corp. Ltd., Class H * (b)	13,400	139,198
Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,900	37,501
Uni-President China Holdings Ltd.	74,000	71,147
Unisplendour Corp. Ltd., Class A	13,300	68,525
United Nova Technology Co. Ltd., Class A *	38,848	44,715
Universal Scientific Industrial Shanghai Co. Ltd., Class A	10,600	34,380
Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	2,433	69,229
Vipshop Holdings Ltd., ADR	18,080	277,347
Wanhua Chemical Group Co. Ltd., Class A	14,600	160,829
Want Want China Holdings Ltd.	265,000	114,213
Wanxiang Qianchao Co. Ltd., Class A	15,300	25,393
Weichai Power Co. Ltd., Class A	31,400	129,958
Weichai Power Co. Ltd., Class H	120,000	501,744
Western Mining Co. Ltd., Class A	11,000	62,568
Western Securities Co. Ltd., Class A	20,700	20,710
Western Superconducting Technologies Co. Ltd., Class A	3,011	23,493
Wintime Energy Group Co. Ltd., Class A *	101,100	23,623
Wolong Electric Group Co. Ltd., Class A	7,300	34,263
Wuchan Zhongda Group Co. Ltd., Class A	24,100	17,973
Wuhan Dameng Database Co. Ltd., Class A	525	18,649
Wuhan Guide Infrared Co. Ltd., Class A *	19,800	36,890
Wuliangye Yibin Co. Ltd., Class A	18,000	207,785
WUS Printed Circuit Kunshan Co. Ltd., Class A	8,800	135,058
WuXi AppTec Co. Ltd., Class A	11,500	218,553

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
WuXi AppTec Co. Ltd., Class H (a)	25,700	527,036
XCMG Construction Machinery Co. Ltd., Class A	54,800	72,699
Xiamen Amoytop Biotech Co. Ltd., Class A	1,885	16,288
Xiamen C & D, Inc., Class A	13,400	17,812
Xiamen Faratronic Co. Ltd., Class A	1,000	20,246
Xiamen Tungsten Co. Ltd., Class A	7,400	51,458
Xiaomi Corp., Class B * (a)	1,040,800	3,819,199
Xinjiang Daqo New Energy Co. Ltd., Class A *	8,350	22,383
Xinyi Glass Holdings Ltd.	107,000	127,057
Xinyi Solar Holdings Ltd.	312,000	87,583
XPeng, Inc., Class A *	77,400	502,040
XtalPi Holdings Ltd. *	149,000	130,037
Yadea Group Holdings Ltd. (a)	70,000	95,774
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class A	1,600	63,859
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H (a)	24,500	297,176
Yangzijiang Shipbuilding Holdings Ltd.	166,200	507,328
Yankuang Energy Group Co. Ltd., Class A	22,900	68,467
Yankuang Energy Group Co. Ltd., Class H	195,000	296,830
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	4,700	93,699
Yifeng Pharmacy Chain Co. Ltd., Class A	5,600	18,851
Yongan Futures Co. Ltd., Class A	6,700	13,153
Yonghui Superstores Co. Ltd., Class A *	42,100	20,450
Yonyou Network Technology Co. Ltd., Class A *	15,800	25,998
Youngor Fashion Co. Ltd., Class A	21,500	25,011
YTO Express Group Co. Ltd., Class A	16,000	44,662
Yuanjie Semiconductor Technology Co. Ltd., Class A	578	93,095
Yum China Holdings, Inc.	20,103	968,563
YUNDA Holding Group Co. Ltd., Class A	13,400	13,730
Yunnan Aluminium Co. Ltd., Class A	16,100	63,594
Yunnan Baiyao Group Co. Ltd., Class A	8,300	64,998
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	23,600	31,966
Yunnan Energy New Material Group Co. Ltd., Class A *	4,500	35,050
Yunnan Tin Co. Ltd., Class A	7,600	38,306
Yunnan Yuntianhua Co. Ltd., Class A	8,500	37,529
Yutong Bus Co. Ltd., Class A	10,300	49,117
Z AI Co. Ltd. *	3,900	484,803
Zangge Mining Co. Ltd., Class A	7,300	86,913
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,800	57,821
Zhaojin Mining Industry Co. Ltd., Class H	101,500	275,148
Zhejiang China Commodities City Group Co. Ltd., Class A	25,400	48,166
Zhejiang Chint Electrics Co. Ltd., Class A	10,000	37,347
Zhejiang Dahua Technology Co. Ltd., Class A	15,300	37,825
Zhejiang Dingli Machinery Co. Ltd., Class A	2,300	20,109
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	7,000	17,326
Zhejiang Huayou Cobalt Co. Ltd., Class A	8,800	52,038
Zhejiang Juhua Co. Ltd., Class A	12,500	72,995
Zhejiang Leapmotor Technology Co. Ltd., Class H * (a)	41,000	209,307
Zhejiang Longsheng Group Co. Ltd., Class A	15,100	29,665

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Zhejiang NHU Co. Ltd., Class A	14,300	63,554
Zhejiang Rongtai Electric Material Co. Ltd., Class A	2,160	14,634
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	17,305	96,104
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class H (b)	27,500	91,813
Zhejiang Supor Co. Ltd., Class A	2,100	13,556
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	9,900	15,566
Zhejiang Weiming Environment Protection Co. Ltd., Class A	9,500	21,506
Zhejiang Zheneng Electric Power Co. Ltd., Class A	44,700	33,556
Zheshang Securities Co. Ltd., Class A	21,200	30,000
Zhongfu Shenying Carbon Fiber Co. Ltd., Class A	1,557	8,865
Zhongjin Gold Corp. Ltd., Class A *	22,500	76,850
Zhongtai Securities Co. Ltd., Class A	36,900	30,828
Zhuzhou CRRC Times Electric Co. Ltd., Class A	4,027	28,156
Zhuzhou CRRC Times Electric Co. Ltd., Class H	24,000	103,028
Zijin Mining Group Co. Ltd., Class A	95,400	466,425
Zijin Mining Group Co. Ltd., Class H	340,000	1,443,634
ZJLD Group, Inc. (a)	41,800	42,480
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	32,900	37,026
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (b)	96,000	92,727
ZTE Corp., Class A	18,700	93,582
ZTE Corp., Class H (b)	46,600	147,474
ZTO Express Cayman, Inc.	23,050	551,614
		170,954,122
Colombia — 0.3%
Ecopetrol SA	292,160	247,709
Grupo Aval Acciones y Valores SA (Preference)	241,384	64,573
Grupo Cibest SA	16,975	481,108
Grupo Cibest SA (Preference)	27,184	641,900
Grupo de Inversiones Suramericana SA	8,003	139,411
Grupo de Inversiones Suramericana SA (Preference)	9,682	137,174
Grupo Energia Bogota SA ESP	165,081	149,906
Interconexion Electrica SA ESP	27,240	258,152
		2,119,933
Czech Republic — 0.1%
CEZ A/S	9,984	643,178
Komercni Banka A/S	4,586	229,666
		872,844
Egypt — 0.0% ^
Commercial International Bank - Egypt (CIB)	138,826	384,668
Greece — 0.5%
Allwyn AG	11,687	180,643
Alpha Bank SA	129,280	641,065
Eurobank SA	149,219	771,097
Hellenic Telecommunications Organization SA	11,103	256,248
JUMBO SA	6,941	193,957
Motor Oil Hellas Corinth Refineries SA	3,958	231,860

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Greece — continued
National Bank of Greece SA	50,874	951,906
Piraeus Bank SA *	45,124	526,329
Public Power Corp. SA	17,532	451,766
		4,204,871
Hong Kong — 0.1%
Central New Energy Holding Group Ltd. *	89,000	93,172
Kingboard Laminates Holdings Ltd.	55,500	206,757
Orient Overseas International Ltd.	8,000	156,437
		456,366
Hungary — 0.3%
MOL Hungarian Oil & Gas plc *	23,301	333,614
OTP Bank Nyrt.	12,408	1,838,144
Richter Gedeon Nyrt.	8,402	313,052
		2,484,810
India — 13.4%
ABB India Ltd.	3,273	249,696
Abbott India Ltd.	328	95,583
Adani Energy Solutions Ltd. *	23,604	407,074
Adani Enterprises Ltd.	31,364	988,829
Adani Green Energy Ltd. *	23,103	334,791
Adani Ports & Special Economic Zone Ltd.	55,235	981,334
Adani Power Ltd. *	297,891	659,109
Adani Total Gas Ltd.	13,795	94,231
Aditya Birla Capital Ltd. *	56,378	238,797
Alkem Laboratories Ltd.	4,440	267,591
Ambuja Cements Ltd.	49,310	223,177
Apollo Hospitals Enterprise Ltd.	7,001	656,815
Ashok Leyland Ltd.	178,152	310,131
Asian Paints Ltd.	42,834	1,232,125
Astral Ltd.	7,618	115,592
AU Small Finance Bank Ltd. (a)	33,501	367,677
Aurobindo Pharma Ltd.	20,129	333,201
Avenue Supermarts Ltd. * (a)	9,891	406,718
Axis Bank Ltd.	140,953	1,815,098
Bajaj Auto Ltd.	4,140	499,741
Bajaj Finance Ltd.	173,367	2,072,482
Bajaj Finserv Ltd.	23,601	501,633
Bajaj Holdings & Investment Ltd.	1,650	196,107
Bajaj Housing Finance Ltd. *	68,474	61,694
Balkrishna Industries Ltd.	5,184	134,379
Bank of Baroda	63,906	162,434
Bank of India	56,260	81,284
Berger Paints India Ltd.	18,007	98,167
Bharat Electronics Ltd.	220,861	897,671
Bharat Forge Ltd.	16,011	368,839
Bharat Heavy Electricals Ltd.	89,933	383,394

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Bharat Petroleum Corp. Ltd.	121,966	407,608
Bharti Airtel Ltd.	196,398	4,057,450
Bharti Hexacom Ltd.	4,634	78,027
Billionbrains Garage Ventures Ltd. * (a)	47,438	96,565
Biocon Ltd.	48,727	217,322
Bosch Ltd. *	538	231,619
Britannia Industries Ltd.	8,215	466,208
Canara Bank	112,092	146,729
CG Power & Industrial Solutions Ltd.	42,526	384,724
Cholamandalam Investment and Finance Co. Ltd.	27,490	532,722
Cipla Ltd.	35,468	547,388
Coal India Ltd.	140,509	610,015
Colgate-Palmolive India Ltd.	8,235	179,169
Container Corp. of India Ltd.	21,271	117,095
Coromandel International Ltd.	7,967	173,132
CRISIL Ltd.	1,260	57,592
Cummins India Ltd.	8,393	485,413
Dabur India Ltd.	43,030	190,042
Divi's Laboratories Ltd.	8,365	706,159
Dixon Technologies India Ltd. (a)	2,347	345,409
DLF Ltd.	51,084	352,849
Dr Reddy's Laboratories Ltd.	36,367	436,321
Eicher Motors Ltd.	9,490	778,628
Eternal Ltd. *	281,196	891,149
Federal Bank Ltd.	112,665	423,564
Fortis Healthcare Ltd.	30,041	297,627
FSN E-Commerce Ventures Ltd. *	84,481	295,301
GAIL India Ltd.	176,725	335,755
GE Vernova T&D India Ltd.	7,800	353,187
Glenmark Pharmaceuticals Ltd.	8,839	206,917
GMR Airports Ltd. *	167,672	184,897
Godrej Consumer Products Ltd.	25,342	284,232
Godrej Properties Ltd.	8,765	193,414
Grasim Industries Ltd.	22,887	743,383
Havells India Ltd.	14,135	186,739
HCL Technologies Ltd.	65,923	932,186
HDB Financial Services Ltd.	13,143	94,502
HDFC Asset Management Co. Ltd. (a)	12,558	344,053
HDFC Bank Ltd.	703,590	5,510,383
HDFC Life Insurance Co. Ltd. (a)	60,587	348,114
Hero MotoCorp Ltd.	8,151	460,127
Hindalco Industries Ltd.	89,414	916,213
Hindustan Aeronautics Ltd. (a)	11,736	571,668
Hindustan Petroleum Corp. Ltd.	59,295	241,299
Hindustan Unilever Ltd.	55,312	1,217,570
Hindustan Zinc Ltd.	29,763	168,627
Hitachi Energy India Ltd.	790	266,252
Hyundai Motor India Ltd.	8,786	200,833

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
ICICI Bank Ltd.	325,803	4,896,545
ICICI Lombard General Insurance Co. Ltd. (a)	15,004	255,316
ICICI Prudential Life Insurance Co. Ltd. (a)	23,756	128,263
IDFC First Bank Ltd. *	391,672	347,484
Indian Bank	16,645	145,818
Indian Hotels Co. Ltd. (The)	56,432	436,832
Indian Oil Corp. Ltd.	238,199	349,179
Indian Railway Catering & Tourism Corp. Ltd.	18,586	95,378
Indian Railway Finance Corp. Ltd. (a)	124,352	116,132
Indian Renewable Energy Development Agency Ltd.	48,949	61,317
Indus Towers Ltd. *	79,357	325,398
IndusInd Bank Ltd.	35,549	376,997
Info Edge India Ltd.	24,884	319,624
Infosys Ltd.	247,476	2,939,780
InterGlobe Aviation Ltd. (a)	13,927	754,128
ITC Hotels Ltd.	69,311	117,896
ITC Ltd.	184,964	544,527
Jindal Stainless Ltd.	25,592	197,067
Jindal Steel Ltd.	24,707	285,703
Jio Financial Services Ltd.	199,918	537,258
JSW Energy Ltd.	33,517	194,813
JSW Infrastructure Ltd.	41,497	135,791
JSW Steel Ltd.	74,267	988,551
Jubilant Foodworks Ltd.	24,288	111,576
Kalyan Jewellers India Ltd.	26,476	169,878
Kotak Mahindra Bank Ltd.	337,681	1,380,426
L&T Finance Ltd.	45,591	148,675
L&T Technology Services Ltd. (a)	1,712	63,791
Larsen & Toubro Ltd.	41,616	1,716,490
Lenskart Solutions Ltd. *	16,881	99,308
LG Electronics India Ltd. *	6,291	98,246
Linde India Ltd.	1,317	93,076
Lloyds Metals & Energy Ltd.	7,543	161,842
Lodha Developers Ltd. (a)	16,777	218,688
LTM Ltd. (a)	5,705	261,176
Lupin Ltd.	15,078	381,632
Mahindra & Mahindra Ltd.	60,585	2,157,289
Mankind Pharma Ltd.	7,291	188,668
Marico Ltd.	39,888	363,881
Maruti Suzuki India Ltd.	8,120	1,210,894
Max Healthcare Institute Ltd.	42,333	487,234
Mazagon Dock Shipbuilders Ltd.	4,686	116,968
Meesho Ltd. *	110,210	210,262
Motilal Oswal Financial Services Ltd.	10,961	97,866
Mphasis Ltd.	8,182	201,340
MRF Ltd.	189	262,928
Multi Commodity Exchange of India Ltd.	7,706	217,464
Muthoot Finance Ltd.	6,598	215,569

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
National Aluminium Co. Ltd.	55,266	203,327
Nestle India Ltd.	44,323	700,949
NHPC Ltd.	201,716	166,423
NMDC Ltd.	212,946	189,917
NTPC Green Energy Ltd. *	57,271	54,036
NTPC Ltd.	292,979	1,065,450
Oberoi Realty Ltd.	7,257	138,953
Oil & Natural Gas Corp. Ltd.	258,845	659,443
Oil India Ltd.	38,594	185,959
One 97 Communications Ltd. *	24,509	344,845
Oracle Financial Services Software Ltd.	1,450	170,031
Page Industries Ltd.	335	141,703
Patanjali Foods Ltd.	21,338	79,270
PB Fintech Ltd. *	21,845	366,728
Persistent Systems Ltd.	6,815	396,641
Petronet LNG Ltd.	46,341	136,295
Phoenix Mills Ltd. (The)	13,600	269,914
PI Industries Ltd.	6,542	188,605
Pidilite Industries Ltd.	31,866	538,098
Piramal Finance Ltd.	7,024	151,234
Polycab India Ltd.	3,572	340,733
Power Finance Corp. Ltd.	81,563	362,561
Power Grid Corp. of India Ltd.	279,863	833,091
Premier Energies Ltd. (a)	8,366	89,560
Prestige Estates Projects Ltd.	10,885	184,352
Procter & Gamble Hygiene & Health Care Ltd.	628	56,570
Punjab National Bank	142,026	167,678
Rail Vikas Nigam Ltd. (a)	35,042	82,739
REC Ltd.	71,589	279,705
Reliance Industries Ltd.	469,905	6,433,684
Samvardhana Motherson International Ltd.	297,376	469,676
SBI Cards & Payment Services Ltd.	18,209	125,882
SBI Life Insurance Co. Ltd. (a)	25,301	498,776
Schaeffler India Ltd.	2,501	106,887
Shree Cement Ltd.	1,050	286,682
Shriram Finance Ltd.	86,497	948,019
Siemens Energy India Ltd.	5,501	186,234
Siemens Ltd.	5,501	216,676
Solar Industries India Ltd.	1,582	304,944
Sona Blw Precision Forgings Ltd. (a)	24,489	197,408
SRF Ltd.	9,121	250,609
State Bank of India	114,068	1,227,649
Steel Authority of India Ltd.	89,071	157,903
Sun Pharmaceutical Industries Ltd.	67,454	1,406,438
Sundaram Finance Ltd.	6,237	304,828
Supreme Industries Ltd.	3,838	139,379
Suzlon Energy Ltd. *	763,548	383,677
Swiggy Ltd. *	106,597	318,170

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Tata Capital Ltd.	31,526	120,654
Tata Communications Ltd.	7,238	133,216
Tata Consultancy Services Ltd.	61,925	1,536,332
Tata Consumer Products Ltd.	40,473	459,240
Tata Motors Ltd.	130,599	597,415
Tata Motors Passenger Vehicles Ltd.	130,479	464,447
Tata Power Co. Ltd. (The)	107,799	430,084
Tata Steel Ltd.	515,511	1,025,708
Tech Mahindra Ltd.	39,269	681,841
Thermax Ltd.	2,262	102,105
Titan Co. Ltd.	24,966	1,274,642
Torrent Pharmaceuticals Ltd.	9,214	494,856
Torrent Power Ltd.	11,738	173,700
Trent Ltd.	16,803	529,176
Tube Investments of India Ltd.	7,633	220,168
TVS Motor Co. Ltd.	14,589	659,119
UltraTech Cement Ltd.	7,961	992,798
Union Bank of India Ltd.	94,333	169,266
United Breweries Ltd. *	4,966	73,858
United Spirits Ltd.	19,819	314,899
UNO Minda Ltd.	13,883	171,711
UPL Ltd.	37,465	237,266
Varun Beverages Ltd.	88,172	408,582
Vedanta Ltd.	105,024	291,570
Vishal Mega Mart Ltd. *	172,961	194,140
Vodafone Idea Ltd. *	1,898,748	258,907
Voltas Ltd.	14,270	198,756
WAAREE Energies Ltd.	6,355	178,251
Wipro Ltd.	164,670	317,620
Yes Bank Ltd. *	1,329,084	317,017
Zydus Lifesciences Ltd.	15,636	184,607
		103,406,818
Indonesia — 0.7%
Alamtri Resources Indonesia Tbk. PT	692,200	94,636
Amman Mineral Internasional PT *	528,000	119,549
ANTAM Persero Tbk. PT	519,700	82,823
Astra International Tbk. PT	1,116,400	316,419
Bank Central Asia Tbk. PT	3,427,600	1,201,288
Bank Mandiri Persero Tbk. PT	2,272,200	528,673
Bank Negara Indonesia Persero Tbk. PT	921,800	180,498
Bank Rakyat Indonesia Persero Tbk. PT	3,998,700	672,485
Barito Pacific Tbk. PT	1,679,179	170,829
Barito Renewables Energy Tbk. PT	967,200	178,185
Bumi Resources Minerals Tbk. PT *	5,913,400	183,203
Chandra Asri Pacific Tbk. PT	572,000	69,083
Charoen Pokphand Indonesia Tbk. PT	450,900	82,442
Dian Swastatika Sentosa Tbk. PT *	2,428,400	112,900

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
Ekamas Mora Republik Tbk. PT *	557,900	193,780
GoTo Gojek Tokopedia Tbk. PT *	50,789,600	141,129
Impack Pratama Industri Tbk. PT *	834,000	71,244
Indofood CBP Sukses Makmur Tbk. PT	140,500	54,452
Indofood Sukses Makmur Tbk. PT	270,700	104,931
Indosat Tbk. PT	326,800	34,389
Merdeka Copper Gold Tbk. PT	764,600	115,051
Merdeka Gold Resources Tbk. PT *	288,500	105,372
Pantai Indah Kapuk Dua Tbk. PT	177,800	61,453
Petrindo Jaya Kreasi Tbk. PT *	1,153,100	41,952
Sumber Alfaria Trijaya Tbk. PT	1,028,300	75,621
Telkom Indonesia Persero Tbk. PT	2,931,900	428,030
Trimegah Bangun Persada Tbk. PT	526,300	26,140
Unilever Indonesia Tbk. PT	353,600	34,487
United Tractors Tbk. PT	88,300	117,527
		5,598,571
Kuwait — 0.6%
Boubyan Bank KSCP	126,550	263,660
Commercial Bank of Kuwait KPSC	90,000	146,606
Gulf Bank KSCP	157,285	178,897
Kuwait Finance House KSCP	881,589	2,236,495
Mabanee Co. KPSC	48,325	145,007
Mobile Telecommunications Co. KSCP	152,671	294,873
National Bank of Kuwait SAKP	567,240	1,574,499
		4,840,037
Luxembourg — 0.0% ^
Reinet Investments SCA	8,222	223,460
Malaysia — 1.4%
99 Speed Mart Retail Holdings Bhd.	88,200	78,987
AMMB Holdings Bhd.	180,300	298,618
Axiata Group Bhd.	146,300	71,081
CELCOMDIGI Bhd.	245,000	178,759
CIMB Group Holdings Bhd.	520,600	1,005,377
Gamuda Bhd.	337,800	352,948
Hong Leong Bank Bhd.	43,100	232,545
Hong Leong Financial Group Bhd.	14,700	66,615
IHH Healthcare Bhd.	151,800	310,366
IOI Corp. Bhd.	191,800	207,791
KLCCP Stapled Group, REIT	36,900	79,642
Kuala Lumpur Kepong Bhd.	35,900	184,843
Malayan Banking Bhd.	446,400	1,190,098
Maxis Bhd.	182,900	165,624
MISC Bhd.	131,800	257,698
MR DIY Group M Bhd. (a)	224,000	86,567
Nestle Malaysia Bhd.	4,000	99,007
Petronas Chemicals Group Bhd.	176,000	206,424
Petronas Dagangan Bhd.	22,200	106,043

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Malaysia — continued
Petronas Gas Bhd.	59,900	257,102
PPB Group Bhd.	43,500	99,938
Press Metal Aluminium Holdings Bhd.	267,800	519,864
Public Bank Bhd.	940,300	1,188,747
QL Resources Bhd.	106,900	104,576
RHB Bank Bhd.	241,900	505,952
SD Guthrie Bhd.	112,800	181,352
Sime Darby Bhd.	230,400	121,678
Sunway Bhd.	165,900	214,054
Sunway Healthcare Holdings bhd *	710,600	335,607
Telekom Malaysia Bhd.	133,900	253,873
Tenaga Nasional Bhd.	294,300	1,051,377
Westports Holdings Bhd.	65,100	113,584
YTL Corp. Bhd.	338,620	160,414
YTL Power International Bhd.	188,220	192,318
		10,479,469
Mexico — 1.7%
America Movil SAB de CV	1,078,371	1,369,795
Arca Continental SAB de CV	56,556	645,972
Cemex SAB de CV	895,174	1,061,628
Coca-Cola Femsa SAB de CV (b)	32,452	352,148
El Puerto de Liverpool SAB de CV, Class C1	12,200	73,209
Fibra Uno Administracion SA de CV, REIT	171,729	309,458
Fomento Economico Mexicano SAB de CV	122,944	1,575,531
Gruma SAB de CV, Class B (b)	10,289	153,407
Grupo Aeroportuario del Pacifico SAB de CV, Class B	22,713	493,930
Grupo Aeroportuario del Sureste SAB de CV, Class B (b)	10,562	291,854
Grupo Bimbo SAB de CV	76,160	272,988
Grupo Carso SAB de CV (b)	33,891	288,982
Grupo Comercial Chedraui SA de CV	18,015	93,843
Grupo Financiero Banorte SAB de CV, Class O	171,441	1,976,182
Grupo Financiero Inbursa SAB de CV, Class O (b)	144,034	371,156
Grupo Mexico SAB de CV	193,851	2,331,316
Industrias Penoles SAB de CV	11,592	533,000
Kimberly-Clark de Mexico SAB de CV, Class A	90,656	210,368
Promotora y Operadora de Infraestructura SAB de CV	9,558	151,453
Wal-Mart de Mexico SAB de CV	306,410	890,950
		13,447,170
Peru — 0.2%
Credicorp Ltd.	4,256	1,704,868
Philippines — 0.3%
Aboitiz Power Corp.	78,400	54,768
Ayala Corp.	15,320	127,971
Ayala Land, Inc.	353,600	97,398
Bank of the Philippine Islands	129,980	217,126
BDO Unibank, Inc.	131,849	267,275
Emperador, Inc.	243,100	62,502

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Philippines — continued
Globe Telecom, Inc.	2,015	59,575
International Container Terminal Services, Inc.	50,220	788,632
Manila Electric Co.	18,180	142,542
Metropolitan Bank & Trust Co.	111,150	119,029
PLDT, Inc.	5,340	106,169
SM Investments Corp.	30,200	292,509
SM Prime Holdings, Inc.	713,800	213,359
		2,548,855
Qatar — 0.5%
Al Rayan Bank	385,023	210,356
Commercial Bank PSQC (The)	208,072	235,048
Dukhan Bank	158,477	141,426
Industries Qatar QSC	183,181	530,274
Mesaieed Petrochemical Holding Co.	326,821	98,268
Nebras Energy	36,636	148,717
Ooredoo QPSC	72,245	248,117
Qatar Fuel QSC	49,149	187,633
Qatar Gas Transport Co. Ltd.	218,414	248,217
Qatar International Islamic Bank QSC	72,301	215,128
Qatar Islamic Bank QPSC	111,408	665,304
Qatar National Bank QPSC	271,072	1,234,818
		4,163,306
Saudi Arabia — 2.4%
ACWA Power Co. *	8,667	434,244
Ades Holding Co.	26,866	119,039
Al Rajhi Bank	181,667	3,031,801
Alinma Bank	90,255	562,359
Almarai Co. JSC	30,096	371,598
Arab National Bank	54,734	316,727
Arabian Internet & Communications Services Co.	1,544	88,568
Bank Al-Jazira	38,793	125,750
Banque Saudi Fransi	75,245	396,815
Bupa Arabia for Cooperative Insurance Co.	4,792	200,759
Co. for Cooperative Insurance (The)	4,542	148,392
Dar Al Arkan Real Estate Development Co. *	32,700	160,126
Dr Sulaiman Al Habib Medical Services Group Co.	6,315	395,160
Elm Co.	1,584	287,273
Etihad Etisalat Co.	23,314	385,825
Jabal Omar Development Co. *	35,729	152,479
Jarir Marketing Co.	36,333	161,304
Makkah Construction & Development Co.	6,056	132,150
Mouwasat Medical Services Co.	5,611	93,161
Nahdi Medical Co.	2,410	61,126
Rabigh Refining & Petrochemical Co. *	20,238	80,346
Riyad Bank	120,910	655,799
SABIC Agri-Nutrients Co.	14,413	473,144
Sahara International Petrochemical Co.	22,204	75,265

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
SAL Saudi Logistics Services	2,205	101,791
Saudi Arabian Mining Co. *	86,570	1,307,527
Saudi Arabian Oil Co. (a)	358,652	2,530,374
Saudi Aramco Base Oil Co.	3,107	104,852
Saudi Awwal Bank	58,406	527,730
Saudi Basic Industries Corp.	55,612	736,430
Saudi Energy Co.	48,403	219,009
Saudi Investment Bank (The)	37,847	140,172
Saudi National Bank (The)	179,973	1,883,312
Saudi Tadawul Group Holding Co.	2,966	93,667
Saudi Telecom Co.	116,424	1,337,380
Umm Al Qura for Development & Construction Co. *	43,559	190,069
Yanbu National Petrochemical Co.	15,293	125,143
		18,206,666
South Africa — 2.6%
Absa Group Ltd.	51,175	705,338
Bid Corp. Ltd.	20,658	566,151
Bidvest Group Ltd.	19,951	299,348
Capitec Bank Holdings Ltd.	5,938	1,695,507
Clicks Group Ltd.	14,449	192,878
Discovery Ltd.	32,204	511,015
FirstRand Ltd.	346,421	2,071,796
Gold Fields Ltd.	55,210	1,782,893
Harmony Gold Mining Co. Ltd.	34,369	542,279
Impala Platinum Holdings Ltd.	54,009	589,033
Kumba Iron Ore Ltd.	3,451	54,776
MTN Group Ltd.	106,008	1,314,188
Naspers Ltd., Class N	46,976	2,468,243
Nedbank Group Ltd.	28,231	477,840
Northam Platinum Holdings Ltd.	22,448	321,431
Old Mutual Ltd.	247,458	200,108
OUTsurance Group Ltd.	53,910	269,838
Pepkor Holdings Ltd. (a)	214,367	275,912
Remgro Ltd.	32,103	377,726
Sanlam Ltd.	111,702	594,166
Sasol Ltd. *	35,656	422,538
Shoprite Holdings Ltd.	29,629	515,337
Sibanye Stillwater Ltd.	174,895	377,986
Standard Bank Group Ltd.	80,822	1,609,331
Valterra Platinum Ltd.	16,362	1,225,198
Vodacom Group Ltd.	34,441	333,627
		19,794,483
South Korea — 18.6%
Alteogen, Inc.	2,449	524,895
Celltrion, Inc.	9,566	1,232,790
DB Insurance Co. Ltd.	2,834	306,893
Doosan Co. Ltd.	495	390,845

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Doosan Co. Ltd. (Preference)	154	45,838
Doosan Enerbility Co. Ltd. *	27,543	1,262,264
Ecopro BM Co. Ltd.	3,331	237,939
Ecopro Co. Ltd.	6,335	346,798
Hana Financial Group, Inc.	16,576	1,432,814
Hanmi Semiconductor Co. Ltd.	2,842	410,838
Hanwha Aerospace Co. Ltd.	2,155	1,383,483
Hanwha Ocean Co. Ltd. *	8,101	479,581
Hanwha Systems Co. Ltd.	4,610	201,901
HD Hyundai Co. Ltd.	2,279	312,940
HD Hyundai Electric Co. Ltd.	1,434	663,123
HD Hyundai Heavy Industries Co. Ltd.	1,957	655,235
HD Hyundai Marine Solution Co. Ltd.	1,214	154,181
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,836	753,128
HMM Co. Ltd.	17,193	250,522
HYBE Co. Ltd.	1,465	171,495
Hyosung Heavy Industries Corp.	331	537,949
Hyundai Glovis Co. Ltd.	2,146	294,314
Hyundai Mobis Co. Ltd.	3,620	1,170,730
Hyundai Motor Co.	9,038	2,394,682
Hyundai Motor Co. (Preference)	2,121	292,175
Hyundai Motor Co. (Preference)	1,411	193,022
Hyundai Motor Co. (Preference)	144	18,818
Hyundai Rotem Co. Ltd.	4,464	414,839
Industrial Bank of Korea	15,521	222,524
Kakao Corp.	18,962	488,669
KakaoBank Corp.	21,422	328,571
KB Financial Group, Inc.	21,916	2,564,980
Kia Corp.	15,126	1,363,764
Korea Aerospace Industries Ltd.	4,222	375,903
Korea Electric Power Corp.	15,866	381,266
Korea Investment Holdings Co. Ltd.	2,545	359,287
Korea Zinc Co. Ltd.	647	441,165
Korean Air Lines Co. Ltd.	11,353	201,129
Krafton, Inc.	1,857	313,825
KT&G Corp.	6,511	810,219
LG Chem Ltd.	2,839	502,838
LG Chem Ltd. (Preference)	475	39,090
LG Corp.	6,371	441,712
LG Electronics, Inc.	6,532	724,019
LG Electronics, Inc. (Preference)	1,062	43,044
LG Energy Solution Ltd. *	2,978	673,713
LIG Defense&Aerospace Co. Ltd.	769	375,750
LS Electric Co. Ltd.	4,689	590,420
Meritz Financial Group, Inc. *	4,311	369,937
Mirae Asset Securities Co. Ltd.	12,629	300,011
Mirae Asset Securities Co. Ltd. (Preference)	7,462	56,407
NAVER Corp.	8,922	1,277,280

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
NH Investment & Securities Co. Ltd.	8,409	164,703
POSCO Future M Co. Ltd.	2,297	217,970
POSCO Holdings, Inc.	4,490	969,493
Posco International Corp.	2,828	103,104
Samsung Biologics Co. Ltd. * (a)	735	756,196
Samsung C&T Corp.	5,150	1,199,758
Samsung Electro-Mechanics Co. Ltd.	3,400	2,598,100
Samsung Electro-Mechanics Co. Ltd. (Preference)	176	48,689
Samsung Electronics Co. Ltd.	284,927	49,592,919
Samsung Electronics Co. Ltd. (Preference)	50,007	6,284,129
Samsung Episholdings Co. Ltd. *	395	102,563
Samsung Fire & Marine Insurance Co. Ltd.	1,841	796,789
Samsung Fire & Marine Insurance Co. Ltd. (Preference)	166	44,078
Samsung Heavy Industries Co. Ltd. *	42,110	626,096
Samsung Life Insurance Co. Ltd.	6,125	1,283,924
Samsung SDI Co. Ltd. *	3,804	1,037,280
Samsung SDS Co. Ltd.	2,442	344,243
Samsung Securities Co. Ltd.	3,895	264,006
Shinhan Financial Group Co. Ltd.	27,803	1,930,084
SK hynix, Inc.	34,562	39,250,533
SK Innovation Co. Ltd. *	4,951	379,237
SK Square Co. Ltd.	5,205	3,579,029
SK Telecom Co. Ltd.	6,445	364,197
SK, Inc.	2,247	839,471
S-Oil Corp.	2,546	228,010
Woori Financial Group, Inc.	39,162	906,575
		143,690,731
Taiwan — 25.4%
Accton Technology Corp.	32,000	2,074,144
Advantech Co. Ltd.	32,196	548,417
Alchip Technologies Ltd.	5,000	461,469
ASE Technology Holding Co. Ltd.	210,000	3,583,547
Asia Vital Components Co. Ltd.	21,000	1,476,884
ASPEED Technology, Inc.	2,200	960,840
Asustek Computer, Inc.	44,000	1,091,751
Bizlink Holding, Inc.	11,000	700,361
Cathay Financial Holding Co. Ltd.	578,000	1,798,898
Chailease Holding Co. Ltd.	102,285	351,137
Chang Hwa Commercial Bank Ltd. *	518,700	403,256
China Steel Corp.	754,000	441,146
Chroma ATE, Inc.	24,000	1,507,826
Chunghwa Telecom Co. Ltd.	235,000	1,010,371
CTBC Financial Holding Co. Ltd.	1,212,000	2,419,073
Delta Electronics, Inc.	119,000	5,854,516
E.Sun Financial Holding Co. Ltd.	955,995	1,140,227
Elite Material Co. Ltd.	20,000	2,871,054
eMemory Technology, Inc.	4,000	300,530

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Evergreen Marine Corp. Taiwan Ltd.	67,000	421,071
Far EasTone Telecommunications Co. Ltd.	109,000	353,844
First Financial Holding Co. Ltd.	718,780	816,577
Formosa Chemicals & Fibre Corp.	269,000	468,420
Formosa Petrochemical Corp.	86,000	185,728
Formosa Plastics Corp.	277,000	465,768
Fortune Electric Co. Ltd. *	16,570	358,093
Fubon Financial Holding Co. Ltd.	612,952	2,443,209
Global Unichip Corp.	5,000	572,556
Globalwafers Co. Ltd.	16,000	404,131
Gold Circuit Electronics Ltd.	22,000	527,302
Hon Hai Precision Industry Co. Ltd.	752,000	5,743,030
Hon Precision, Inc.	6,000	1,112,894
Hotai Motor Co. Ltd.	28,520	489,460
Hua Nan Financial Holdings Co. Ltd.	628,977	844,848
International Games System Co. Ltd.	16,000	382,894
Jentech Precision Industrial Co. Ltd.	6,000	621,482
KGI Financial Holding Co. Ltd.	982,370	928,125
King Slide Works Co. Ltd.	5,000	1,198,108
Largan Precision Co. Ltd.	6,000	743,806
Lite-On Technology Corp.	128,000	811,173
Lotes Co. Ltd. *	6,000	338,157
MediaTek, Inc.	96,000	10,226,662
Mega Financial Holding Co. Ltd.	727,930	1,193,204
MPI Corp.	5,000	795,879
Nan Ya Plastics Corp.	339,000	1,610,702
Nan Ya Printed Circuit Board Corp.	13,000	357,929
Nanya Technology Corp.	73,000	780,460
Novatek Microelectronics Corp.	37,000	584,770
Pegatron Corp.	131,000	338,973
PharmaEssentia Corp.	22,995	748,122
Phison Electronics Corp.	12,000	590,584
President Chain Store Corp.	35,000	242,369
Quanta Computer, Inc.	177,000	1,574,576
Realtek Semiconductor Corp.	30,000	622,104
Shanghai Commercial & Savings Bank Ltd. (The)	268,660	376,762
SinoPac Financial Holdings Co. Ltd.	913,177	1,138,860
Taiwan Cooperative Financial Holding Co. Ltd.	623,336	531,154
Taiwan Mobile Co. Ltd.	87,000	302,154
Taiwan Semiconductor Manufacturing Co. Ltd.	1,497,000	110,726,019
Tripod Technology Corp.	31,000	348,069
TS Financial Holding Co. Ltd.	1,548,391	1,704,940
Unimicron Technology Corp.	84,000	1,970,890
Uni-President Enterprises Corp.	302,000	686,737
United Microelectronics Corp.	746,000	2,790,860
Vanguard International Semiconductor Corp.	66,000	302,569
Wan Hai Lines Ltd.	87,000	226,934
Wistron Corp.	194,000	1,040,421

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Wiwynn Corp.	7,000	1,139,654
WT Microelectronics Co. Ltd.	55,000	331,950
Yageo Corp.	112,380	1,691,466
Yuanta Financial Holding Co. Ltd.	786,359	1,640,493
Zhen Ding Technology Holding Ltd.	46,000	577,160
		196,419,549
Thailand — 1.2%
Advanced Info Service PCL, NVDR	63,900	725,833
Airports of Thailand PCL, NVDR	264,800	502,896
Bangkok Bank PCL, NVDR	35,400	202,652
Bangkok Dusit Medical Services PCL, NVDR	294,600	169,196
Bumrungrad Hospital PCL, NVDR	24,100	135,115
Central Pattana PCL, NVDR	83,200	171,204
Central Retail Corp. PCL, NVDR	182,600	145,786
Charoen Pokphand Foods PCL, NVDR	188,000	126,181
CP ALL PCL, NVDR	272,000	389,968
CP Axtra PCL, NVDR	98,585	43,865
Delta Electronics Thailand PCL, NVDR	291,300	2,385,126
Gulf Development PCL, NVDR	448,592	894,216
Indorama Ventures PCL, NVDR	105,500	69,486
Kasikornbank PCL, NVDR	71,600	522,399
Krung Thai Bank PCL, NVDR	215,900	285,203
Minor International PCL, NVDR	171,700	120,942
PTT Exploration & Production PCL, NVDR	88,800	397,697
PTT Oil & Retail Business PCL, NVDR	185,400	70,902
PTT PCL, NVDR	529,500	610,391
SCB X PCL, NVDR	52,000	237,814
Siam Cement PCL (The), NVDR	18,500	140,392
Thai Airways International PCL, NVDR	524,600	87,282
Thai Life Insurance PCL, NVDR	171,200	59,573
TMBThanachart Bank PCL, NVDR	2,387,800	218,248
True Corp. PCL, NVDR	900,900	387,375
		9,099,742
Turkey — 0.5%
Akbank TAS	190,209	253,046
Aselsan Elektronik Sanayi ve Ticaret A/S	72,693	523,566
BIM Birlesik Magazalar A/S	53,339	438,098
Coca-Cola Icecek A/S	51,348	98,387
Destek Finans Faktoring A/S *	5,149	184,532
Enka Insaat ve Sanayi A/S	54,337	100,148
Eregli Demir ve Celik Fabrikalari TAS	204,984	183,225
Ford Otomotiv Sanayi A/S	44,015	74,210
Haci Omer Sabanci Holding A/S	82,282	145,954
Katilimevim Tasarruf Finansman A/S	79,555	260,503
Kiler Holding A/S *	14,760	22,768
KOC Holding A/S	52,318	216,456
Tofas Turk Otomobil Fabrikasi A/S	7,600	43,548

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Turkey — continued
Turk Hava Yollari AO	43,401	286,493
Turk Telekomunikasyon A/S *	28,762	30,858
Turkcell Iletisim Hizmetleri A/S	72,807	153,446
Turkiye Garanti Bankasi A/S	36,331	94,015
Turkiye Is Bankasi A/S, Class C	512,839	134,374
Turkiye Petrol Rafinerileri A/S	56,193	350,032
Turkiye Vakiflar Bankasi TAO, Class D *	73,522	45,105
Yapi ve Kredi Bankasi A/S *	202,508	139,341
		3,778,105
United Arab Emirates — 1.9%
Abu Dhabi Commercial Bank PJSC	194,574	792,731
Abu Dhabi Islamic Bank PJSC	89,766	518,541
Abu Dhabi National Oil Co. for Distribution PJSC	177,641	193,450
ADNOC Drilling Co. PJSC	163,121	258,932
ADNOC Logistics & Services	100,571	169,686
Aldar Properties PJSC	235,136	474,384
Alpha Dhabi Holding PJSC	98,243	195,246
Dubai Electricity & Water Authority PJSC	556,093	414,770
Dubai Islamic Bank PJSC	178,620	353,994
Emaar Development PJSC	51,902	182,652
Emaar Properties PJSC	383,931	1,145,869
Emirates Integrated Telecommunications Co. PJSC	84,584	280,028
Emirates NBD Bank PJSC	151,823	1,246,953
Emirates Telecommunications Group Co. PJSC	214,944	1,190,575
First Abu Dhabi Bank PJSC	272,884	1,437,263
International Holding Co. PJSC *	45,530	4,737,021
Mashreqbank PSC	1,785	124,431
Modon Holding PSC *	198,981	154,287
Salik Co. PJSC	115,389	166,732
Two Point Zero Group PJSC *	1,012,691	547,681
		14,585,226
United States — 0.2%
BeOne Medicines Ltd., Class A *	533	20,280
BeOne Medicines Ltd., Class H *	53,500	1,322,519
		1,342,799
Total Common Stocks (Cost $478,530,753)		765,051,590
Short-Term Investments — 1.4%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (c) (d) (Cost $8,567,501)	8,567,501	8,567,501
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (c) (d)(Cost $2,485,090)	2,485,090	2,485,090
Total Short-Term Investments (Cost $11,052,591)		11,052,591

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	VALUE($)
Total Investments — 100.3% (Cost $489,583,344)	776,104,181
Liabilities in Excess of Other Assets — (0.3)%	(2,073,711)
NET ASSETS — 100.0%	774,030,470

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $2,123,639.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2026.

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	23.2%
Banks	14.4
Technology Hardware, Storage & Peripherals	9.0
Electronic Equipment, Instruments & Components	4.2
Interactive Media & Services	3.6
Broadline Retail	3.6
Metals & Mining	3.5
Oil, Gas & Consumable Fuels	3.4
Insurance	2.5
Automobiles	2.2
Industrial Conglomerates	2.0
Electrical Equipment	1.5
Chemicals	1.5
Wireless Telecommunication Services	1.4
Hotels, Restaurants & Leisure	1.3
IT Services	1.1
Financial Services	1.1
Machinery	1.0
Capital Markets	1.0
Electric Utilities	1.0
Beverages	1.0
Others (each less than 1.0%)	15.1
Short-Term Investments	1.4

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	108	09/18/2026	USD	8,867,340	(704,870)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$78,494	$—	$78,494
Brazil	26,234,241	—	—	26,234,241
Chile	3,931,386	—	—	3,931,386
China	12,957,385	157,996,737	—	170,954,122
Colombia	2,119,933	—	—	2,119,933
Czech Republic	643,178	229,666	—	872,844

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Egypt	$—	$384,668	$—	$384,668
Greece	231,860	3,973,011	—	4,204,871
Hong Kong	93,172	363,194	—	456,366
Hungary	333,614	2,151,196	—	2,484,810
India	—	103,406,818	—	103,406,818
Indonesia	956,228	4,642,343	—	5,598,571
Kuwait	146,606	4,693,431	—	4,840,037
Luxembourg	223,460	—	—	223,460
Malaysia	1,331,028	9,148,441	—	10,479,469
Mexico	13,447,170	—	—	13,447,170
Peru	1,704,868	—	—	1,704,868
Philippines	264,619	2,284,236	—	2,548,855
Qatar	866,624	3,296,682	—	4,163,306
Saudi Arabia	2,698,612	15,508,054	—	18,206,666
South Africa	3,253,511	16,540,972	—	19,794,483
South Korea	—	143,690,731	—	143,690,731
Taiwan	—	196,419,549	—	196,419,549
Thailand	—	9,099,742	—	9,099,742
Turkey	1,089,756	2,688,349	—	3,778,105
United Arab Emirates	280,028	14,305,198	—	14,585,226
United States	—	1,342,799	—	1,342,799
Total Common Stocks	72,807,279	692,244,311	—	765,051,590
Short-Term Investments
Investment Companies	8,567,501	—	—	8,567,501
Investment of Cash Collateral from Securities Loaned	2,485,090	—	—	2,485,090
Total Short-Term Investments	11,052,591	—	—	11,052,591
Total Investments in Securities	$83,859,870	$692,244,311	$—	$776,104,181
Depreciation in Other Financial Instruments
Futures Contracts	$(704,870)	$—	$—	$(704,870)
There were no significant transfers into or out of level 3 for the period ended July 31, 2026.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$581,524	$8,699,339	$6,795,773	$—	$—	$2,485,090	2,485,090	$34,483	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (a) (b)	7,467,059	108,395,792	107,295,350	—	—	8,567,501	8,567,501	265,612	—
Total	$8,048,583	$117,095,131	$114,091,123	$—	$—	$11,052,591		$300,095	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.